17. Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Tax penalty payable	$ 9,670	$ 9,670
Other payable	4,556	4,396
Other tax payables	774	1,138
Accrued expense	1,323	800
Other accrual and payables	172	3,856
Total accrued liabilities	$ 16,495	$ 19,860